Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Hutchmed Share Option Scheme
Share-based Compensation
Schedule of share option activity and related information

			Weighted average
		Weighted average	remaining	Aggregate
	Number of	exercise price in	contractual life	intrinsic value
	share options	US$ per share	(years)	(in US$’000)
Outstanding at January 1, 2022	37,190,590	4.88	7.04	82,377
Granted (note)	7,680,820	2.26
Exercised	(244,490)	1.98
Cancelled	(3,849,905)	5.19
Expired	(1,255,620)	5.66
Outstanding at December 31, 2022	39,521,395	4.34	6.55	11,525
Granted	1,221,900	2.50
Exercised	(6,480,930)	2.30
Cancelled	(2,832,340)	4.61
Expired	(1,893,370)	5.55
Outstanding at December 31, 2023	29,536,655	4.57	6.67	9,924
Vested and exercisable at December 31, 2022	21,113,285	4.57	4.80	6,288
Vested and exercisable at December 31, 2023	18,198,170	5.10	5.91	1,753

Note: Includes 861,220 share options (represented by 172,244 ADS) granted to an executive director in May 2022 where the number of share options exercisable is subject to a performance target based on a market condition covering the 3-year period from 2022 to 2024 which has been reflected in estimating the grant date fair value. The grant date fair value of such awards is US$0.24 per share using the Polynomial model. Vesting of such award will occur in March 2025 if the performance target based on a market condition is met.

Schedule of assumptions used in estimating the fair value of share options granted

	Year Ended December 31,
	2023	2022
Weighted average grant date fair value of share options (in US$ per share)	1.14	0.85
Significant inputs into the valuation model (weighted average):
Exercise price (in US$ per share)	2.50	2.26
Share price at effective date of grant (in US$ per share)	2.50	2.22
Expected volatility (note (a))	53.3%	46.7%
Risk-free interest rate (note (b))	3.69%	2.98%
Contractual life of share options (in years)	10	10
Expected dividend yield (note (c))	0%	0%

Notes:

(a)	The Company calculated its expected volatility with reference to the historical volatility prior to the issuances of share options.
(b)	The risk-free interest rates reference the U.S. Treasury yield curves because the Company’s ADS are currently listed on the NASDAQ and denominated in US$.
(c)	The Company has not declared or paid any dividends and does not currently expect to do so prior to the exercise of the granted share options, and therefore uses an expected dividend yield of zero in the Polynomial model.

Schedule of share option exercises

	Year Ended December 31,
	2023	2022	2021

	(in US$’000)
Cash received from share option exercises	5,094	174	2,452
Total intrinsic value of share option exercises	4,626	92	2,999

Schedule of share-based compensation expenses

	Year Ended December 31,
	2023	2022	2021

	(in US$’000)
Research and development expenses	3,250	4,803	8,460
Selling and administrative expenses	2,843	1,803	7,783
Cost of revenue	91	130	122
	6,184	6,736	16,365

LTIP
Share-based Compensation
Schedule of granted awards

	Maximum cash amount	Covered	Performance target
Grant date	(in US$ millions)	financial years	determination date
May 23, 2022	60.4	2022	note (a)
September 13, 2022	3.8	2022	note (a)
September 13, 2022	1.7	note (b)	note (b)
June 5, 2023	54.9	2023	note (a)

Notes:

(a)	The annual performance target determination date is the date of the announcement of the Group’s annual results for the covered financial year and vesting occurs two business days after the announcement of the Group’s annual results for the financial year falling two years after the covered financial year to which the LTIP award relates.
(b)	This award does not stipulate performance targets and is subject to a vesting schedule of 25% on each of the first, second, third and fourth anniversaries of the date of grant.

Schedule of treasury shares (in ordinary share equivalent) held by the Trustee

	Number of	Cost
	treasury shares	(in US$’000)
As at January 1, 2022	8,139,175	40,014
Purchased	14,028,465	48,084
Vested	(2,566,265)	(12,034)
As at December 31, 2022	19,601,375	76,064
Purchased	2,725,515	9,071
Vested	(4,714,205)	(18,148)
As at December 31, 2023	17,612,685	66,987

Schedule of share-based compensation expenses

	Year Ended December 31,
	2023	2022	2021

	(in US$’000)
Research and development expenses	18,224	16,101	16,880
Selling and administrative expenses	11,690	7,376	8,451
Cost of revenue	502	373	294
	30,416	23,850	25,625
Recorded with a corresponding credit to:
Liability	11,364	6,216	14,263
Additional paid-in capital	19,052	17,634	11,362
	30,416	23,850	25,625